Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”). However, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the normally applicable tax rates.

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring recognition. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2018	2019	2020	2020
	INR	INR	INR	US$
	(In million)
Current tax expense/(benefit) (1)	(117)	128	120	1.6
Withholding tax on interest on Inter-Company debt related to green bonds	133	192	258	3.4
Deferred income tax expense/(benefit)	(269)	(167)	111	1.5
Total	(253)	153	489	6.5

(1) Current tax on profit before tax.

Income/(loss) before income taxes is as follows:

	March 31,
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	62	262	326	4.3
Foreign operations	(1,337)	29	(2,174)	(28.8)
Total	(1,275)	291	(1,848)	(24.5)

Net deferred income taxes on the consolidated balance sheet is as follows:

	March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	2,735	2,422	32.1
Less: valuation allowance	(328)	(217)	(2.9)
Net deferred tax assets	2,407	2,205	29.2
Deferred tax liability	2,054	2,622	34.8

At March 31, 2020, the Company performed an analysis of the deferred tax asset valuation allowance. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required as of March 31, 2020.

Change in the valuation allowance for deferred tax assets as of March 31, 2019 and March 31, 2020 is as follows:

	March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	715	328	4.4
Movement during the Year	(387)	(111)	(1.5)
Closing valuation allowance	328	217	2.9

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (1)	1,429	4,926	65.3
Tax on Inter — Company margin	205	55	0.7
Deferred revenue	316	377	5.0
Asset retirement obligation	141	179	2.4
Depreciation and amortization	828	288	3.8
Minimum alternate tax credit	767	643	8.5
Other deductible temporary difference	97	336	4.5
Valuation allowance	(328)	(217)	(2.9)
Deferred tax liabilities:
Depreciation and amortization	(2,790)	(6,033)	(80.0)
Other comprehensive income	(312)	(971)	(12.9)
Net deferred tax (liability) asset	353	(417)	(5.6)

(1)	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

APGL, the holding company and two of its subsidiaries incorporated in Mauritius have applicable income tax rate of 15%. However, the group's significant operations are based in India and are taxable as per Indian Income Tax Act, 1961. For effective tax reconciliation purposes, the applicable tax rate in India has been considered. The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:

	For the Year ended March 31,
	2018		2019		2020
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
	(In million except for %)
Statutory income tax (benefit)/expense	(446)	(34.94)%	102	34.94%	(646)	34.94%	(8.6)
Temporary differences reversing in the Tax Holiday Period	334	26.12%	304	(103.92)%	(386)	20.88%	(5.0)
Impact of changes in tax rate	113	8.83%	—	—	3	(0.16)%	0.0
Permanent timing differences	117	9.16%	29	9.92%	1,327	(71.81)%	17.6
Valuation allowance created / (reversed) during the year	(452)	(35.41)%	(387)	(112.73)%	(111)	6.03%	(1.5)
Other difference	81	6.38%	105	224.03%	302	(16.34)%	4.0
Total	(253)	(19.86)%	153	52.24%	489	(26.46)%	6.5

The Taxation Laws (Amendment) Act, 2019 has brought key changes to corporate tax rates in the Income Tax Act, 1961, which reduced the tax rate for certain subsidiaries within the group to 25.17%. Azure Power India Private Limited and several of its subsidiaries which are claiming tax benefits under section 80-IA of the Income Tax Act have decided not to opt for this lower tax benefit and have continued under the old regime For the fiscal year ended March 31, 2020, the statutory income tax rate as per the Income Tax Act, 1961 ranges between 25.17% to 34.94%, depending on the tax regime chosen by the particular subsidiary. Based on future projection of Azure Power India Private Limited, management has decided to claim lower tax rate under the new regime from FY 2033-34 onwards.

Accordingly, the above adoption resulted in the remeasurement of deferred tax balances impacted by the change in regime. Deferred tax assets and deferred tax liabilities have been reduced by INR 281 million (US$ 3.7 million) and INR 278 million (US$ 3.7 million) respectively having a net impact of INR 3 million (US$ 0.0 million) in the current year financial statements.

As of March 31, 2018, 2019, and 2020, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely.